ACQUISITION (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Total acquisition liabilities	$ 50,927
Note [Member]
Total acquisition liabilities	5,625
Warrant [Member]
Total acquisition liabilities	12,065
Deferred Consideration [Member]
Total acquisition liabilities	$ 33,237